Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

Note 19. Fair Value of Financial Instruments

        The period end carrying amounts of receivables, accounts payable and accrued liabilities approximate fair value because of the short maturity of these instruments. The period end carrying amounts of long-term notes receivable approximate fair value as the effective interest rates for these instruments are comparable to market rates at period end. The period end carrying amounts of current and long-term marketable securities also approximate fair value, with unrealized gains and losses reported net-of-tax as a component of accumulated other comprehensive loss on the Consolidated Statements of Financial Position, or, for certain unrealized losses, reported in interest and net investment income in the Consolidated Statements of Operations if the decline in value is other than temporary. The carrying amount of total debt was $3.876 billion and $3.949 billion and the estimated fair value was $3.788 billion and $3.958 billion as of December 31, 2011 and 2010, respectively. The fair values of the Company's financial instruments reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of December 31, 2011 and 2010.

        The Company has estimated the fair value of its financial instruments measured at fair value on a recurring basis using the market and income approaches. For investments in marketable securities, deferred compensation trust assets and derivative contracts, which are carried at their fair values, the Company's fair value estimates incorporate quoted market prices, other observable inputs (for example, forward interest rates) and unobservable inputs (for example, forward commodity prices) at the balance sheet date.

        Interest rate swap contracts are valued using forward interest rate curves obtained from third party market data providers. The fair value of each contract is the sum of the expected future settlements between the contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract interest rate to the expected forward interest rate as of each settlement date and applying the difference between the two rates to the notional amount of debt in the interest rate swap contracts. See Note 12 for a summary of the Company's interest rate swap contracts.

        Fuel swap contracts are valued using forward fuel price curves obtained from third party market data providers. The fair value of each contract is the sum of expected future settlements between contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract fuel price to the expected forward fuel price as of each settlement date and applying the difference between the contract and expected prices to the notional gallons in the fuel swap contracts.

        The carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value for the periods presented are as follows:

		As of December 31, 2011
			Estimated Fair Value Measurements
						As of December 31, 2010
			Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
					Significant Unobservable Inputs (Level 3)
(In thousands)	Balance Sheet Locations	Carrying Value				Carrying Value	Estimated Fair Value
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$10,834	$10,834	$—	$—	$10,859	$10,859
Investments in marketable securities	Marketable securities and long-term marketable securities	131,648	52,358	79,290	—	129,724	129,724
Fuel swap contracts:
Current	Prepaid expenses and other assets	548	—	—	548	5,813	5,813
Noncurrent	Other assets	—	—	—	—	836	836

Total financial assets		$143,030	$63,192	$79,290	$548	$147,232	$147,232

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$1,281	$—	$—	$1,281	$—	$—
Interest rate swap contracts	Other long-term liabilities	23,467	—	23,467	—	50,085	50,085

Total financial liabilities		$24,748	$—	$23,467	$1,281	$50,085	$50,085

        A reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) is presented as follows:

(In thousands)	Fuel Swap Contract Assets (Liabilities)
Balance as of December 31, 2009	$6,916
Total gains (losses) (realized and unrealized):
Included in earnings(1)	6,015
Included in other comprehensive income	(267)
Settlements, net	(6,015)

Balance as of December 31, 2010	$6,649
Total gains (losses) (realized and unrealized):
Included in earnings(1)	10,010
Included in other comprehensive income	(7,382)
Settlements, net	(10,010)

Balance as of December 31, 2011	$(733)

(1)
Gains (losses) included in earnings are reported in cost of services rendered and products sold.

        The Company uses derivative financial instruments to manage risks associated with changes in fuel prices and interest rates. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. In designating its derivative financial instruments as hedging instruments under accounting standards for derivative instruments, the Company formally documents the relationship between the hedging instrument and the hedged item, as well as the risk management objective and strategy for the use of the hedging instrument. This documentation includes linking the derivatives to forecasted transactions. The Company assesses at the time a derivative contract is entered into, and at least quarterly thereafter, whether the derivative item is effective in offsetting the projected changes in cash flows of the associated forecasted transactions. All of the Company's designated hedging instruments are classified as cash flow hedges.

        The Company has historically hedged a significant portion of its annual fuel consumption of approximately 21 million gallons. The Company has also hedged the interest payments on a portion of its variable rate debt through the use of interest rate swap agreements. All of the Company's fuel swap contracts and interest rate swap contracts are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of changes in the fair value attributable to the hedged risks recorded in accumulated other comprehensive loss. Any change in the fair value of the hedging instrument resulting from ineffectiveness, as defined by accounting standards, is recognized in current period earnings. Cash flows related to fuel and interest rate derivatives are classified as operating activities in the Consolidated Statements of Cash Flows.

        The effect of derivative instruments on the Consolidated Statements of Operations and accumulated other comprehensive loss on the Consolidated Statements of Financial Position for the years ended December 31, 2011 and 2010, respectively, is presented as follows:

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss
(In thousands)
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Income
	Year ended December 31, 2011
Fuel swap contracts	$(7,382)	$9,739	Cost of services rendered and products sold
		$271	Loss (income) from discontinued operations, net of income tax
Interest rate swap contracts	$28,340	$(37,613)	Interest expense

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Income
	Year ended December 31, 2010
Fuel swap contracts	$(267)	$5,316	Cost of services rendered and products sold
		$699	Loss (income) from discontinued operations, net of income tax
Interest rate swap contracts	$4,035	$(48,970)	Interest expense

        Ineffective portions of derivative instruments designated in accordance with accounting standards as cash flow hedge relationships were insignificant during the year ended December 31, 2011. As of December 31, 2011, the Company had fuel swap contracts to pay fixed prices for fuel with an aggregate notional amount of $45.5 million, maturing through 2012. Under the terms of its fuel swap contracts, the Company is required to post collateral in the event that the fair value of the contracts exceeds a certain agreed upon liability level and in other circumstances required by the counterparty. As of December 31, 2011, the Company had posted $3.8 million in letters of credit as collateral under its fuel hedging program, none of which were posted under the Company's Revolving Credit Facility. As of December 31, 2011, the Company had interest rate swap contracts to pay fixed rates for interest on long-term debt with an aggregate notional amount of $1.430 billion, maturing through 2013.

        The effective portion of the gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments is recorded in other comprehensive loss. These amounts are reclassified into earnings in the same period or periods during which the hedged forecasted debt interest settlement or the fuel settlement affects earnings. The amount expected to be reclassified into earnings during the next 12 months includes unrealized gains and losses related to open fuel hedges and interest rate swaps. Specifically, as the underlying forecasted transactions occur during the next 12 months, the hedging gains and losses in accumulated other comprehensive loss expected to be recognized in earnings is a loss of $14.1 million, net of tax, as of December 31, 2011. The amounts that are ultimately reclassified into earnings will be based on actual interest rates and fuel prices at the time the positions are settled and may differ materially from the amount noted above.